N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Premier Innovations (Series II)
Prospectus:
Portfolio Company Objective [Text Block]	FUNDTYPE
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expense reflects a temporary fee reduction.
Premier Innovations (Series II) | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Foreign Large Growth
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	(23.24%)
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Innovations (Series II) | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--85%+ Equity
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(15.17%)
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Innovations (Series II) | EmpowerConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--15% to 30% Equity
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(9.93%)
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Premier Innovations (Series II) | EmpowerLifetime2015FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2015
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(12.27%)
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.00%
Premier Innovations (Series II) | EmpowerLifetime2020FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2020
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(12.95%)
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Premier Innovations (Series II) | EmpowerLifetime2025FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2025
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	(13.83%)
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Premier Innovations (Series II) | EmpowerLifetime2030FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2030
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	(14.62%)
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Premier Innovations (Series II) | EmpowerLifetime2035FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2035
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(15.62%)
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Premier Innovations (Series II) | EmpowerLifetime2040FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2040
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	(16.30%)
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations (Series II) | EmpowerLifetime2050FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2050
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	(16.95%)
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Premier Innovations (Series II) | EmpowerLifetime2055FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2055
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.13%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Premier Innovations (Series II) | EmpowerLifetime2060FundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Target-Date 2060
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(17.10%)
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Innovations (Series II) | EmpowerModerateProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--50% to 70% Equity
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(12.02%)
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Premier Innovations (Series II) | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Allocation--70% to 85% Equity
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	(13.09%)
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations (Series II) | EmpowerSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Lord Abbett Equity Trust (Formerly Lord, Abbett & Co LLC; Peregrine Capital Management, LLC)
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	(25.36%)
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Premier Innovations (Series II) | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Growth
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	(35.60%)
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Innovations (Series II) | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Fund Small Value
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	(13.54%)
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Premier Innovations
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expense reflects a temporary fee reduction.
Premier Innovations | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	23.24%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Premier Innovations | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.17%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Premier Innovations | EmpowerConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.93%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Premier Innovations | EmpowerLifetime2015FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.00%
Premier Innovations | EmpowerLifetime2020FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Premier Innovations | EmpowerLifetime2025FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Premier Innovations | EmpowerLifetime2030FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.62%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Premier Innovations | EmpowerLifetime2035FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Premier Innovations | EmpowerLifetime2040FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations | EmpowerLifetime2050FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Premier Innovations | EmpowerLifetime2055FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.13%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Premier Innovations | EmpowerLifetime2060FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Premier Innovations | EmpowerModerateProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Premier Innovations | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Premier Innovations | EmpowerSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Lord Abbett Equity Trust (Formerly Lord, Abbett & Co LLC; Peregrine Capital Management, LLC)
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	25.36%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Premier Innovations | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Premier Innovations | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%
Hartford 403(b) Cornerstone Innovations
Prospectus:
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund’s Current Expense reflects a temporary fee reduction.
Hartford 403(b) Cornerstone Innovations | AmericanFundsEuroPacificGrowthFundClassR3Member
Prospectus:
Portfolio Company Name [Text Block]	American Funds EuroPacific Growth Fund® - Class R3
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	23.24%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	4.62%
Hartford 403(b) Cornerstone Innovations | EmpowerAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Aggressive Profile Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	15.17%
Average Annual Total Returns, 5 Years [Percent]	5.10%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Hartford 403(b) Cornerstone Innovations | EmpowerConservativeProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Conservative Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	9.93%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	3.65%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2015FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2015 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	12.27%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	5.00%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2020FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2020 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	3.20%
Average Annual Total Returns, 10 Years [Percent]	4.95%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2025FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2025 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	3.46%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2030FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2030 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	14.62%
Average Annual Total Returns, 5 Years [Percent]	3.73%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2035FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2035 Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	15.62%
Average Annual Total Returns, 5 Years [Percent]	4.07%
Average Annual Total Returns, 10 Years [Percent]	7.37%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2040FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2040 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.30%
Average Annual Total Returns, 5 Years [Percent]	4.34%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2050FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2050 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	4.42%
Average Annual Total Returns, 10 Years [Percent]	7.34%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2055FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2055 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.13%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Hartford 403(b) Cornerstone Innovations | EmpowerLifetime2060FundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Lifetime 2060 Fund - Investor Class
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.10%
Average Annual Total Returns, 5 Years [Percent]	6.44%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Hartford 403(b) Cornerstone Innovations | EmpowerModerateProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderate Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	12.02%
Average Annual Total Returns, 5 Years [Percent]	3.83%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Hartford 403(b) Cornerstone Innovations | EmpowerModeratelyAggressiveProfileFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Moderately Aggressive Profile Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	13.09%
Average Annual Total Returns, 5 Years [Percent]	4.29%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Hartford 403(b) Cornerstone Innovations | EmpowerSmallCapGrowthFundInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Empower Small Cap Growth Fund - Investor Class*
Portfolio Company Adviser [Text Block]	Empower Capital Management, LLC
Portfolio Company Subadviser [Text Block]	Lord Abbett Equity Trust (Formerly Lord, Abbett & Co LLC; Peregrine Capital Management, LLC)
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	25.36%
Average Annual Total Returns, 5 Years [Percent]	7.50%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Hartford 403(b) Cornerstone Innovations | InvescoSmallCapGrowthFundClassAMember
Prospectus:
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Fund - Class A
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	35.60%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	9.70%
Hartford 403(b) Cornerstone Innovations | RoyceSmallCapTotalReturnFundServiceClassMember
Prospectus:
Portfolio Company Name [Text Block]	Royce Small-Cap Total Return Fund - Service Class*
Portfolio Company Adviser [Text Block]	Royce & Associates, LP
Current Expenses [Percent]	1.53%
Average Annual Total Returns, 1 Year [Percent]	13.54%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	7.83%